Customer and Supplier Concentration	12 Months Ended
Mar. 31, 2019
Risks and Uncertainties [Abstract]
CUSTOMER AND SUPPLIER CONCENTRATION

NOTE 14 – CUSTOMER AND SUPPLIER CONCENTRATION

Significant customers and suppliers are those that account for greater than 10% of the Company's revenues and purchases.

The Company's sales are made to customers that are located primarily in China. For the years ended March 31, 2019 and 2018, no individual customer accounted for more than 10% of the Company's total revenues. As of March 31, 2019 and 2018, no individual customer accounted for more than 10% of the total outstanding accounts receivable balance.

For the year ended March 31, 2019, the Company purchased a substantial portion of raw materials from two third-party suppliers (12.7% and 11.7% of total purchase of the year ended March 31, 2019, respectively). As of March 31, 2019, the amounts due to the two vendors were $384,547 and $129,984, respectively. For the year ended March 31, 2018, the Company purchased a substantial portion of raw materials from one third-party supplier (14.4% of total purchase of the year ended March 31, 2018). As of March 31, 2018, the amount due to this vendor was $929,393. The Company believes there are numerous other suppliers that could be substituted should this supplier become unavailable or non-competitive.